Organization and Summary of Significant Accounting Policies - Impairment of Long-Lived Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Impairment of long-lived assets	$ 0	$ 0	$ 0	$ 0